Equity Investments, Direct and indirect equity investments (Details)	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021
European PO Joint Venture [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	50.00%	50.00%
U.S. PO Joint Venture - Series A [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	23.71%	23.71%
U.S. PO Joint Venture - Series B [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	100.00%	100.00%
Louisiana Joint Venture [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	50.00%	50.00%
Bora LyondellBasell Petrochemical Co. Ltd. [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	50.00%	50.00%
Basell Orlen Polyolefins Sp. Z.o.o. [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	50.00%	50.00%
Saudi Polyolefins Company [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	25.00%	25.00%
Saudi Ethylene & Polyethylene Company Ltd. [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	25.00%	25.00%
Al-Waha Petrochemicals Ltd. [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	25.00%	25.00%
Polymirae Co. Ltd. [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	50.00%	50.00%
HMC Polymers Company Ltd. [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	28.56%	28.56%
Indelpro S.A. de C.V. [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	49.00%	49.00%
Ningbo ZRCC Lyondell Chemical Co. Ltd. [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	26.65%	26.65%
Ningbo ZRCC LyondellBasell New Material Co. Ltd. [Member]
Schedule of equity method investments [Line Items]
Equity investment, ownership percentage (in hundredths)	50.00%	50.00%	50.00%